THE COMPANY AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
THE COMPANY AND BASIS OF PRESENTATION
1. THE COMPANY AND BASIS OF PRESENTATION
Description of Business
Cidara Therapeutics, Inc., or the Company, was originally incorporated in Delaware in December 2012 as K2 Therapeutics, Inc., and its name was changed to Cidara Therapeutics, Inc. in July 2014. The Company is a biotechnology company using its proprietary Cloudbreak
®
platform to develop
drug-Fc
conjugate, or DFC, immunotherapies designed to save lives and improve the standard of care for patients facing serious diseases. The Company’s proprietary Cloudbreak platform enables development of novel DFCs that inhibit specific disease targets while simultaneously engaging the immune system.
The Company’s most advanced DFC program is CD388, a highly potent antiviral designed to deliver universal prevention and treatment of seasonal and pandemic influenza, which has completed Phase 1 and Phase 2a clinical trials under a partnership with J&J Innovative Medicine, previously Janssen Pharmaceuticals, Inc., one of the Janssen Pharmaceutical Companies of Johnson & Johnson, or Janssen. On April 23, 2024, the Company and Janssen entered into a license and technology transfer agreement, or the Janssen License Agreement, under which the Company reacquired all rights for CD388 from Janssen to develop and commercialize CD388.
The Company’s first commercially approved product in the United States, or U.S., was REZZAYO
®
(rezafungin for injection) which is indicated for the treatment of candidemia and invasive candidiasis in adults with limited or no alternative treatment options. On April 24, 2024, the Company and Napp Pharmaceutical Group Limited, or Napp, an affiliate of Mundipharma Medical Company, or Mundipharma, entered into an Asset Purchase Agreement, or the Napp Purchase Agreement, pursuant to which the Company sold to Napp all of the Company’s rezafungin assets and related contracts. The Company completed all conditions of the sale on April 24, 2024. The Company determined that the sale of rezafungin represented a strategic shift that will have a major effect on the Company’s operations and financial results. Accordingly, the sale of rezafungin is classified as discontinued operations. See Note 9 for additional information.
The Company formed wholly-owned subsidiaries, Cidara Therapeutics UK Limited in England, and Cidara Therapeutics (Ireland) Limited in Ireland, in March 2016 and October 2018, respectively, for the purpose of developing its product candidates in Europe.
Basis of Presentation
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses and negative cash flows from operating activities since its inception. At September 30, 2024, the Company had an accumulated deficit of $559.0 million. The Company expects to continue to incur net losses into the foreseeable future. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure.
At September 30, 2024, the Company had cash and cash equivalents of $127.4 million, which the Company expects, together with the $105.0 million gross proceeds from the Private Placement, will provide sufficient liquidity for a period of at least one year following the date that these condensed consolidated financial statements are issued as part of this Registration Statement on Form S-1.
The Company’s ability to execute its current business plan depends on its ability to obtain additional funding through equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. The Company may not be able to raise additional funding on terms acceptable to the Company, or at all, and any failure to raise funds as and when needed will compromise the Company’s ability to execute on its business plan.
The Company plans to continue to fund its losses from operations through cash and cash equivalents on hand, as well as through future equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, the Company may also be required to modify, delay or abandon some of its plans which could have a material adverse effect on the Company’s business, operating results and financial condition and the Company’s ability to achieve its intended business objectives. Any of these actions could materially harm the Company’s business, results of operations and future prospects.
Unaudited Interim Financial Data
The accompanying condensed consolidated financial statements are unaudited and have been prepared by the Company in accordance with U.S. generally accepted accounting principles, or GAAP, as found in the Accounting Standards Codification, or ASC, of the Financial Accounting Standards Board, or FASB. Certain information and footnote disclosures normally included in the Company’s annual financial statements have been condensed or omitted. These interim condensed consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods ended September 30, 2024 and 2023.
Reverse Stock Split
On April 23, 2024, the Company effected the approved
1-for-20
reverse stock split of its shares of common stock, or the Reverse Stock Split. All references in this Registration Statement on Form
S-1
to number of common shares, price per share and weighted average number of shares outstanding have been adjusted to reflect the Reverse Stock Split on a retroactive basis. As a result of the Reverse Stock Split, an immaterial amount was reclassified from common stock to additional paid-in
capital.
Basis of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. The Company evaluates its estimates and assumptions on an ongoing basis. The most significant estimates in the Company’s condensed consolidated financial statements relate to estimated collaboration expenses related to the Company’s collaboration and license agreements, certain accruals, including those related to nonclinical and clinical activities, and the stand-alone selling price of performance obligations associated with the Company’s collaboration and license agreements. Although the estimates are based on the Company’s knowledge of current events, comparable companies, and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment.

1. THE COMPANY AND BASIS OF PRESENTATION
Description of Business
Cidara Therapeutics, Inc., or the Company, was originally incorporated in Delaware in December 2012 as K2 Therapeutics, Inc., and its name was changed to Cidara Therapeutics, Inc. in July 2014. The Company is a biotechnology company focused on developing targeted therapies designed to save lives and improve the standard of care for patients facing serious diseases.
The Company’s most advanced DFC program is CD388, a highly potent antiviral designed to deliver universal prevention and treatment of seasonal and pandemic influenza, which has completed Phase 1 and Phase 2a clinical trials under a partnership with J&J Innovative Medicine, previously Janssen Pharmaceuticals, Inc., one of the Janssen Pharmaceutical Companies of Johnson & Johnson, or Janssen. On April 23, 2024, the Company and Janssen entered into a license and technology transfer agreement, or the Janssen License Agreement, under which the Company reacquired all rights for CD388 from Janssen to develop and commercialize CD388. The Company’s first commercially approved product in the United States, or U.S., was REZZAYO
®
(rezafungin for injection) which is indicated for the treatment of candidemia and invasive candidiasis in adults with limited or no alternative treatment options.
The Company formed wholly-owned subsidiaries, Cidara Therapeutics UK Limited, in England, and Cidara Therapeutics (Ireland) Limited, in Ireland, in March 2016 and October 2018, respectively, for the purpose of developing its product candidates in Europe.
Sale of Rezafungin
On April 24, 2024, the Company and Napp Pharmaceutical Group Limited, or Napp, an affiliate of Mundipharma Medical Company, or Mundipharma, entered into an Asset Purchase Agreement, or the Napp Purchase Agreement, pursuant to which the Company sold to Napp all of the Company’s rezafungin assets and related contracts. The Company completed all conditions of the sale on April 24, 2024. The Company determined that the sale of rezafungin represented a strategic shift that will have a major effect on the Company’s operations and financial results. Accordingly, the sale of rezafungin is classified as discontinued operations.
The results from discontinued operations of the rezafungin assets prior and subsequent to its sale are presented as income (loss) from discontinued operations in the consolidated statements of operations and comprehensive loss for all periods presented, including any gain or loss recognized on closing. The assets and liabilities for the rezafungin operations related activities prior and subsequent to its sale have been classified as discontinued operations and segregated for all periods presented in the consolidated balance sheets. See Note
11
 for additional information.
Reverse Stock Split
On April 23, 2024, the Company effected the approved
1-for-20
reverse stock split of its shares of common stock, or the Reverse Stock Split. All references in this Registration Statement on Form
S-1
to number of common shares, price per share and weighted average number of shares outstanding have been adjusted to reflect the Reverse Stock Split on a retroactive basis. As a result of the Reverse Stock Split, an immaterial amount was reclassified from common stock to additional paid-in
capital.
Basis of Presentation
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses and negative cash flows from operating activities since its inception. At December 31, 2023, the Company had an accumulated deficit of $441.4 million.

The Company expects to continue to incur net losses into the foreseeable future. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure.
At December 31, 2023, the Company had cash and cash equivalents of $35.8 million. Based on the Company’s business plan at the time of filing its Annual Report on Form
10-K
on April 22, 2024, management believed that existing cash and cash equivalents were not sufficient to fund the Company’s obligations for twelve months from April 22, 2024, which raised substantial doubt about its ability to continue as a going concern for a period of one year following April 22, 2024.
In April 2024 the Company received total gross proceeds of $240.0 million in the Series A Private Placement and in November 2024 the Company received total gross proceeds of $105.0 million in the Private Placement (see Note 13), which has alleviated substantial doubt about the Company’s ability to continue as a going concern and provides sufficient liquidity for a period of at least one year following the date that these consolidated financial statements are issued as part of this Registration Statement on Form
S-1.
The Company’s ability to execute its current business plan beyond this date depends on its ability to obtain additional funding through equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. The Company may not be able to raise additional funding on terms acceptable to the Company, or at all, and any failure to raise funds as and when needed will compromise the Company’s ability to execute on its business plan.
The Company plans to continue to fund its losses from operations through cash and cash equivalents on hand, as well as through future equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, the Company may also be required to modify, delay or abandon some of its plans which could have a material adverse effect on the Company’s business, operating results and financial condition and the Company’s ability to achieve its intended business objectives. Any of these actions could materially harm the Company’s business, results of operations and future prospects.
Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. The Company evaluates its estimates and assumptions on an ongoing basis. The most significant estimates in the Company’s consolidated financial statements relate to estimated collaboration expenses related to the Company’s collaboration and license agreements, certain accruals, including those related to nonclinical and clinical activities, and the stand-alone selling price of performance obligations associated with the Company’s collaboration and license agreements. Although the estimates are based on the Company’s knowledge of current events, comparable companies, and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment.
Restatement of Consolidated Financial Statements
The Company evaluated the indirect taxation consequences upon the first commercial sale of REZZAYO in 2023 and determined that it had a liability for indirect taxation in various tax jurisdictions outside of the U.S. based on its supply chain activities in 2023 and prior years. As a result, it was concluded that in prior years the Company did not appropriately account for indirect taxes which led to understatements of accrued liabilities and operating expenses during the impacted periods. The Company recorded an accrued liability for indirect taxes, and the related interest and penalties, of $11.5 million, an increase in operating expenses of $3.9 million, and an increase in beginning accumulated deficit of $7.6 million, for 2022. The Company recorded an accrued liability for indirect taxes, and the related interest and penalties, of $7.6 million, an increase in operating expenses of $3.7 million, and an increase in beginning accumulated deficit of $3.9 million, for 2021.
The consolidated financial statements (as restated) also include adjustments to correct certain other previously identified misstatements relating to fiscal year 2022 and the quarters within 2023 that the Company had determined to be immaterial, both individually and in the aggregate.
Impact of Restatement
See below for reconciliation from the previously reported amounts to the restated amounts in the consolidated balance sheet, consolidated statement of operations and comprehensive loss, consolidated statement of convertible preferred stock and stockholders’ equity (deficit), and consolidated statement of cash flows as of and for the year ended December 31, 2022. The previously reported amounts were derived from the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022, filed with the SEC on March 23, 2023, and recast for the discontinued operations and reverse stock split as described above. These amounts are labeled as “As Previously Reported” in the tables below. The amounts labeled “Restatement Adjustment” represent the effects of this restatement described above.
The following presents a reconciliation of the impacted financial statement line items as previously reported to the restated amounts as of and for the year ended December 31, 2022 (in thousands, except share and per share data):

	Year Ended December 31, 2022
Corrected Consolidated Balance Sheet	As Previously Reported	Restatement Adjustment	As Restated
Operating lease right-of-use asset	$1,205	$(106)	$1,099
Total assets	47,593	(106)	47,487
Accrued indirect tax liabilities	—	11,534	11,534
Current portion of operating lease liability	1,317	(106)	1,211
Total current liabilities	29,972	11,428	41,400
Total liabilities	50,497	11,428	61,925
Accumulated deficit	(406,966)	(11,534)	(418,500)
Total stockholders’ deficit	(2,904)	(11,534)	(14,438)
Total liabilities and stockholders’ deficit	47,593	(106)	47,487

	Year Ended December 31, 2022
Corrected Consolidated Statement of Operations and Comprehensive Loss	As Previously Reported	Restatement Adjustment	As Restated
Revenues:
Collaboration revenue	$23,336	$160	$23,496
Total revenues	23,336	160	23,496
Loss from operations	(22,059)	160	(21,899)
Net loss from continuing operations before income tax expense	(21,868)	160	(21,708)
Net loss from continuing operations	(21,882)	160	(21,722)
Loss from discontinued operations	(7,917)	(3,945)	(11,862)
Net loss and comprehensive loss	(29,799)	(3,785)	(33,584)
Basic and diluted net loss per common share from continuing operations	(6.26)		(6.22)
Basic and diluted net loss per common share from discontinued operations	(2.27)		(3.39)
Basic and diluted net loss per common share	(8.53)		(9.61)
Shares used to compute basic and diluted net loss per common share	3,492,925		3,492,925

	Additional Paid-In Capital
Corrected Consolidated Statement of Convertible Preferred Stock and Stockholders’ Equity (Deficit)	As Previously Reported	Restatement Adjustment	As Restated
Balance, December 31, 2021	$398,739	$(720)	$398,019
Issuance costs for underwritten public offering	(720)	720	—
Balance, December 31, 2022	404,061	—	404,061

	Accumulated Deficit
	As Previously Reported	Restatement Adjustment	As Restated
Balance, December 31, 2021	$(377,167)	$(7,749)	$(384,916)
Net loss	(29,799)	(3,785)	(33,584)
Balance, December 31, 2022	(406,966)	(11,534)	(418,500)

	Total Stockholders’ Equity (Deficit)
	As Previously Reported	Restatement Adjustment	As Restated
Balance, December 31, 2021	$21,573	$(8,469)	$13,104
Issuance costs for underwritten public offering	(720)	720	—
Net loss	(29,799)	(3,785)	(33,584)
Balance, December 31, 2022	(2,904)	(11,534)	(14,438)

	Year Ended December 31, 2022
Corrected Consolidated Statement of Cash Flows	As Previously Reported	Restatement Adjustment	As Restated
Operating activities:
Net loss	$(29,799)	$(3,785)	$(33,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash operating lease expense	1,082	(101)	981
Changes in assets and liabilities:
Accrued indirect tax liabilities	—	3,945	3,945
Contract liabilities	2,806	(160)	2,646
Operating lease liabilities	(1,153)	101	(1,052)
The remainder of the notes to the Company’s
consolidated
financial statements have been updated and restated, as applicable, to reflect the impacts from the restatement discussed above.